Revenue (Tables)	3 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025

Clients 1-5	$507,997	$496,118
Clients 6-10	310,359	309,562
Clients 11-25	469,397	475,299
Other	746,246	734,341
Total	$2,033,999	$2,015,320